Grandeur Peak Global Explorer Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.65%
Argentina — 0.89%
Globant SA(a)	470	$110,831

Australia — 3.52%
Atturra, Ltd.(a)	75,437	40,180
Bapcor LTD(a)	8,576	31,388
EQT Holdings Ltd.(a)	2,715	49,064
HUB24 Ltd.(a)	1,672	40,400
Imdex Ltd.(a)	16,571	18,281
Johns Lyng Group Ltd.(a)	8,843	39,025
Kogan.com Ltd.(a)	16,401	61,433
Netwealth Group Ltd.(a)	3,528	38,314
PeopleIN Ltd.(a)	62,357	49,563
Pinnacle Investment Management Group(a)	5,163	34,053
QANTM Intellectual Property Ltd.(a)	48,896	34,750
		436,451
Belgium — 1.39%
Melexis NV	921	78,900
Warehouses De Pauw CVA(a)	1,754	51,307
X-Fab Silicon Foundries SE(a)(b)(c)	4,483	43,076
		173,283
Brazil — 2.17%
Armac Locacao Logistica E Servicos SA(a)	6,700	19,352
CI&T, Inc.(a)	1,866	8,304
Grupo Mateus SA(a)	30,000	41,659
Hypera SA	4,200	26,932
Locaweb Servicos de Internet SA(a)(b)(c)	29,447	32,392
Patria Investments Ltd.(a)	6,651	94,909
Vinci Partners Invest Ltd.(a)	1,690	17,779
XP, Inc., Class A(a)	1,115	27,406
		268,733
Canada — 1.29%
Aritzia, Inc.(a)	1,334	32,460
Converge Technology Solutions Corporation(a)	13,002	43,911
Docebo, Inc.(a)	905	39,748
Enghouse Systems Limited(a)	900	25,039
Richelieu Hardware Ltd.(a)	578	18,669
		159,827
China — 4.64%
Adicon Holdings Ltd.(a)	37,000	43,872
Aier Eye Hospital Group Co., Ltd.(a)	6,700	12,035
Alibaba Group Holding Ltd.(a)	2,200	19,732
Angelalign Technology, Inc.(a)(b)(c)	2,500	17,016
ANTA Sports Products Ltd.	4,400	37,139
Beijing Huafeng Test & Control Technology Co., Ltd.(a)	842	9,031
Centre Testing International Group Company Ltd.(a)	20,000	32,909
Chaoju Eye Care Holdings Ltd.(a)	53,100	24,964
Chervon Holdings Ltd.(a)	8,300	17,008
China Yongda Automobiles Services Holdings Ltd.	23,400	6,011
CSPC Pharmaceutical Group Ltd.	18,000	13,242
	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
China — 4.64% (continued)
Guangzhou Kingmed Diagnostics Group Co., Ltd.(a)	3,600	$26,339
Hangzhou Robam Appliances Co., Ltd.(a)	8,831	26,920
Hangzhou Tigermed Consulting Co., Ltd.(a)	4,721	26,830
Li Ning Company Ltd.	9,400	20,081
Man Wah Holdings Ltd.(a)	56,900	35,468
Shanghai Hanbell Precise Machinery Co., Ltd.(a)	11,500	28,464
Shenzhen Mindray Bio-Medical Electronics Co.(a)	1,300	48,914
Silergy Corporation(a)	7,000	86,135
Suofeiya Home Collection Co., Ltd., CLASS A(a)	6,700	14,568
WuXi AppTec Co., Ltd.(a)(b)(c)	4,034	27,912
		574,590
Colombia — 0.73%
Parex Resources, Inc.	5,440	90,081

Finland — 0.40%
Revenio Group Oyj(a)	1,134	31,129
Vaisala Oyj(a)	469	18,547
		49,676
France — 3.46%
Alten SA(a)	438	67,711
Antin Infrastructure Partners(a)	3,050	56,072
Aubay SA(a)	398	17,669
BioMerieux(a)	302	32,498
Esker SA(a)	139	23,338
Neurones SA(a)	240	11,750
Thermador Groupe(a)	602	55,874
Virbac SA(a)	341	123,040
Wavestone(a)	624	41,330
		429,282
Germany — 3.64%
AIXTRON SE(a)	570	21,210
Atoss Software AG(a)	177	48,489
Dermapharm Holding SE(a)	1,987	84,502
Elmos Semiconductor AG	485	33,868
Friedrich Vorwerrk Group SE(a)	1,415	24,041
Hensoldt AG(a)	710	21,311
Mensch und Maschine Software SE(a)	783	43,063
Nagarro SE(a)	344	33,615
Nexus AG(a)	1,446	90,094
QIAGEN N.V.(a)	404	17,639
Stabilus SE(a)	474	33,209
		451,041
Greece — 0.37%
Sarantis SA(a)	4,776	45,309

Hong Kong — 0.65%
Plover Bay Technologies Ltd.(a)(c)	106,861	27,355
Techtronic Industries Co., Ltd.	5,000	53,105
		80,460

Grandeur Peak Global Explorer Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
India — 3.05%
Ajanta Pharma Ltd.(a)	806	$21,116
Bajaj Finance Ltd.(a)	380	31,442
Cera Sanitaryware Ltd.(a)	125	12,413
City Union Bank Ltd.(a)	11,167	19,496
Five-Star Business(a)	2,816	25,857
Gulf Oil Lubricants India Ltd.	9,077	87,072
IndiaMart InterMesh Ltd.(a)(b)(c)	1,421	43,121
Indigo Paints Ltd(a)	2,231	38,764
Kotak Mahindra Bank Ltd.(a)	2,019	44,358
Motherson Sumi Wiring India Ltd.(a)	25,701	20,134
SJS Enterprises Ltd.(a)	4,747	34,360
		378,133
Indonesia — 1.45%
Arwana Citramulia Tbk PT(a)	677,300	29,401
Avia Avian Tbk PT(a)	871,500	32,032
Bank BTPN Syariah Tbk PT(a)	298,800	30,079
Metrodata Electronics Tbk(a)	336,400	11,085
Selamat Sempurna Tbk PT(a)	445,500	57,029
Ultrajaya Milk Industry & Trading Co.(a)	188,000	20,253
		179,879
Ireland — 0.82%
ICON plc(a)	94	24,522
Keywords Studios plc(a)	2,261	47,282
Uniphar PLC(a)	9,638	29,263
		101,067
Israel — 0.53%
Monday.com Ltd.(a)	117	24,575
Wix.com Ltd.(a)	324	41,109
		65,684
Italy — 1.67%
Interpump Group SpA(a)	1,357	67,066
Recordati Industria Chimica e Farmaceutica SpA(a)	1,274	70,304
Sesa SpA(a)	515	69,866
		207,236
Japan — 12.60%
Amvis Holdings, Inc.(a)	1,300	23,951
AZOOM Co Ltd(a)	300	13,508
BayCurrent Consulting, Inc.	4,200	97,651
Beenos, Inc.(a)	6,673	67,657
Bengo4.com, Inc.(a)	1,100	29,700
Carenet, Inc. NPV(a)	1,200	6,568
Central Automotive Products Ltd.(a)	1,300	42,910
Charm Care Corporation KK(a)	5,500	44,387
Comture Corporation(a)	2,000	24,733
Creema Ltd.(a)	3,600	7,559
Cyber Security Cloud, Inc.(a)	3,500	58,449
Digital Arts, Inc.(a)	600	20,568
eGuarantee, Inc.(a)	2,400	31,283
eWeLL Co., Ltd.(a)	1,800	22,246
F&M Co., Ltd.(a)	2,700	35,198
FP Partner, Inc.(a)	700	29,120
	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
Japan — 12.60% (continued)
Gakujo Co., Ltd.(a)	1,700	$20,435
GENOVA, Inc.(a)	1,600	18,279
GMO Payment Gateway, Inc. NPV(a)	400	24,137
Hennge KK(a)	5,000	42,535
Insource Co Ltd(a)	5,600	31,657
Integral Corporation(a)	2,800	54,602
JMDC, Inc.(a)	900	23,818
M&A Capital Partners Company Ltd.(a)	2,900	44,666
M&A Research Institute, Inc.(a)	900	32,034
MarkLines Co., Ltd.	3,000	61,258
Meitec Corporation(a)	1,400	27,698
MonotaRO Co., Ltd.(a)	6,100	57,455
Open Door, Inc.(a)	1,400	8,142
Oro Co., Ltd.(a)	1,300	25,672
Plus Alpha Consulting(a)	1,300	22,658
Prestige International, Inc.(a)	5,300	21,764
SBI Global Asset Management Co.(a)	5,400	25,636
Seria Co., Ltd.(a)	3,000	54,979
Sun*, Inc.(a)	9,400	61,516
Synchro Food Co., Ltd.(a)	7,400	32,350
System Support, Inc.(a)	3,000	39,972
Syuppin Company, Ltd.(a)	6,100	43,000
ULS Group, Inc.(a)	3,500	97,197
User Local, Inc.(a)	1,300	17,919
Visional, Inc.(a)	1,100	68,851
WDB coco Co., Ltd.(a)	700	21,801
Yakuodo Holdings Co., Ltd.(a)	1,500	26,337
		1,561,856
Korea (Republic Of) — 0.15%
SOLUM Co Ltd(a)	878	18,020

Luxembourg — 0.20%
Sword Group(a)	615	25,135

Mexico — 0.77%
Bolsa Mexicana de Valores SAB(a)	10,300	20,937
Regional SAB de CV(a)	5,750	53,224
Vesta Real Estate Corporation - ADR	550	20,856
		95,017
Netherlands — 0.59%
Alfen Beheer BV(a)(b)(c)	473	28,599
ASM International NV(a)	40	22,165
Redcare Pharmacy NV(a)	162	22,545
		73.309
Norway — 0.61%
Bouvet ASA(a)	7,352	43,135
SmartCraft ASA(a)	13,607	32,622
		75,757
Philippines — 0.79%
Century Pacific Food, Inc.(a)	56,600	33,173
Philippine Seven Corporation(a)	16,120	22,775

Grandeur Peak Global Explorer Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
Philippines — 0.79% (continued)
Puregold Price Club, Inc.(a)	35,797	$17,701
Wilcon Depot, Inc.(a)	63,033	24,554
		98,203
Poland — 1.11%
Auto Partner SA	5,436	34,854
Dino Polska SA(a)(b)(c)	654	70,590
Inter Cars SA(a)	233	31,833
		137,277
Singapore — 0.63%
iFast Corporation(a)	5,800	31,810
Keppel DC REIT(a)	12,000	15,070
Riverstone Holdings Ltd.	61,445	31,968
		78,848
South Africa — 0.20%
Italtile Ltd.(a)	37,806	24,233

South Korea — 1.72%
Coupang, Inc(a)	2,612	36,568
Douzone Bizon Co., Ltd(a)	810	28,997
Eo Technics Co., Ltd.(a)	173	22,133
Hyundai Ezwel Co., Ltd.(a)	6,797	28,958
LEENO Industrial, Inc.(a)	283	42,108
MegaStudyEdu Co., Ltd.(a)	484	21,759
SaraminHR Co., Ltd.(a)	1,500	19,784
Tokai Carbon Korea Co., Ltd.(a)	162	12,815
		213,122
Sweden — 4.15%
AddTech AB(a)	2,034	41,962
Beijer Alma AB(a)	1,700	29,955
BoneSupport Holding AB(a)	1,119	22,155
EQT AB(a)	1,172	31,472
Knowit AB	4,632	62,293
Lifco AB, Class B(a)	1,424	34,359
Nibe Industrier A.B.	4,733	28,282
OX2 AB(a)	6,219	29,591
Sagax AB(a)	1,707	41,485
Sdiptech AB(a)	2,773	68,827
Swedencare AB	4,836	28,732
Swedish Logistic(a)	8,383	25,129
Teqnion AB(a)	865	18,667
Vitec Software Group(a)	628	34,884
Vitrolife AB(a)	1,041	17,139
		514,932
Taiwan — 2.67%
Acer E-Enabling Service Business, Inc.(a)	2,000	18,338
FineTek Co. Ltd.(a)	14,392	43,311
Fuzetec Technology Co., Ltd.(a)(b)	11,000	15,825
M3 Technology, Inc.(a)	4,000	22,620
Sinbon Electronics Co., Ltd.(a)	7,000	57,623
Sporton International, Inc.(a)	17,700	131,027
Voltronic Power Technology Corporation(a)	1,000	42,757
		331,501
	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
Thailand — 0.37%
Humanica PCL(a)	144,600	$46,334

United Kingdom — 11.34%
AB Dynamics PLC(a)	2,848	64,065
Advanced Medical Solutions Group plc(a)	8,141	21,615
B&M European Value Retail SA	14,245	93,359
Big Technologies plc(a)	5,807	9,111
CVS Group plc	5,238	112,053
Darktrace plc(a)	11,389	49,383
Diploma plc(a)	1,003	41,346
dotdigital group plc(a)	16,041	19,882
Elixirr International PLC(a)	5,312	35,848
Endava plc, ADR - ADR(a)	1,467	103,820
Foresight Group Holdings Ltd.(a)	12,304	70,948
FRP Advisory Group PLC(a)	25,867	41,480
GlobalData PLC(a)	9,303	23,698
Halma PLC	1,555	43,042
Impax Asset Management Group plc(a)	15,905	109,351
Intermediate Capital Group PLC(a)	1,508	33,998
JTC plc(a)(b)(c)	11,287	113,458
Marlowe PLC(a)	10,291	48,907
Pensionbee Group PLC(a)	13,468	16,564
Petershill Partners PLC(a)(b)(c)	14,892	33,181
Pets at Home Group PLC(a)	14,481	51,422
SDI Group PLC(a)	15,401	12,570
Softcat PLC(a)	3,753	68,505
Tatton Asset Mgmt(a)	3,818	25,741
Volution Group PLC(a)	20,375	111,552
YouGov plc(a)	3,442	50,818
		1,405,717
United States — 29.65%
Alexandria Real Estate Equities, Inc.	304	36,754
Align Technology, Inc.(a)	120	32,078
Apollo Global Management, Inc.	271	27,208
Ares Management Corporation, CLASS A	587	71,309
Ashtead Group PLC	729	47,671
AtriCure, Inc.(a)	895	30,484
Barrett Business Services, Inc.	465	52,206
BILL Holdings, Inc.(a)	403	31,454
BizLink Holding, Inc.(a)	5,283	38,874
Blue Owl Capital, Inc.	2,575	40,016
Bowman Consulting Group Ltd.(a)	1,197	37,598
Cactus, Inc., Class A	374	15,873
Charles River Laboratories International, Inc.(a)	119	25,737
Chewy, Inc.(a)	919	16,377
Cloudflare, Inc., Class A(a)	231	18,261
Crowdstrike Holdings, Inc., Class A(a)	218	63,765
Datadog, Inc., Class A(a)	211	26,257
DexCom, Inc.(a)	208	25,241
Digital Realty Trust, Inc.	177	24,861
DigitalOcean Holdings, Inc.(a)	1,665	56,144

Grandeur Peak Global Explorer Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
United States — 29.65% (continued)
Dollar General Corporation	285	$37,640
Doximity, Inc.(a)	803	21,641
Elastic NV(a)	931	108,983
Envista Holdings Corporation(a)	1,056	24,816
Esquire Financial Holdings, Inc.(a)	896	44,675
Etsy, Inc.(a)	717	47,723
Evercore, Inc., Class A	335	57,530
Fastenal Company	371	25,313
Five Below, Inc.(a)	175	31,406
Freshpet, Inc.(a)	402	34,612
Frontage Holdings Corporation(a)(b)(c)	206,900	42,552
Gitlab, Inc.(a)	378	26,880
Global Industrial Co.(a)	678	28,835
Goosehead Insurance, Inc., CLASS A(a)	387	29,876
GQG Partners, Inc.(a)	64,344	78,824
Hackett Group, Inc. (The)	2,553	59,025
HealthEquity, Inc.(a)	545	41,191
Herc Holdings, Inc.	197	29,056
Houlihan Lokey, Inc.	549	65,758
HubSpot, Inc.(a)	47	28,717
I3 Verticals, Inc., Class A(a)	1,155	21,645
Insperity, Inc.	478	54,822
Insulet Corporation(a)	241	99,932
JFrog Ltd.(a)	3,072	26,791
Joint Corporation (The)(a)	2,745	26,791
Littelfuse, Inc.	327	79,101
Lululemon Athletica, Inc.(a)	54	24,506
MarketAxess Holdings, Inc.	182	41,043
Marvell Technology, Inc.	345	23,357
MaxCyte, Inc.(a)	3,649	18,573
Medpace Holdings, Inc.(a)	108	31,491
Microchip Technology, Inc.	769	65,504
Moelis & Co., Class A	482	26,496
Monolithic Power Systems, Inc.	71	42,793
MSCI, Inc.	47	28,135
Neogen Corporation(a)	1,391	21,561
NV5 Global, Inc.(a)	572	59,997
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,226	88,185
P10, Inc.(a)	9,190	84,547
PagerDuty, Inc.(a)	2,814	66,635
Paycom Software, Inc.	380	72,291
Paylocity Holding Corporation(a)	193	30,573
Perella Weinberg Partners LP	7,201	84,611
PJT Partners, Inc., Class A	956	91,938
Planet Fitness, Inc., A(a)	619	41,943
Pool Corporation	124	46,035
Qualys, Inc.(a)	511	96,665
Rexford Industrial Realty, Inc.	781	41,073
Ross Stores, Inc.	254	35,632
Savers Value Village Inc(a)	1,838	34,352
Shoals Technologies Group, Inc., Class A(a)	3,793	49,954
Silicon Laboratories, Inc.(a)	268	33,060
SiTime Corporation(a)	148	15,772
Skechers USA, Inc., Class A(a)	425	26,537
Smartsheet, Inc., Class A(a)	1,291	58,056
	Shares	Fair Value
COMMON STOCKS — 99.65% (continued)
United States — 29.65% (continued)
Sprouts Farmers Market, Inc.(a)	897	$45,182
Squarespace, Inc.(a)	1,896	58,776
Terreno Realty Corporation	526	31,418
Texas Roadhouse, Inc.	377	47,397
TPG, Inc.(a)	1,346	56,034
Tradeweb Markets, Inc., CLASS A	322	30,716
TriMas Corporation	742	18,313
United Rentals, Inc.	56	35,023
WW Grainger, Inc.	30	26,869
Zscaler, Inc.(a)	129	30,401
		3,672,955
Vietnam — 1.43%
FPT Corporation(a)	27,600	107,903
Vietnam Technological & Commercial Joint Stock Bank(a)	49,000	69,168
		177,071
Total Common Stocks (Cost $12,464,278)		12,350,850

Total Investments — 99.65%
(Cost $12,464,278)		12,350,850

Other Assets in Excess of Liabilities — 0.35%		44,529

NET ASSETS — 100.00%		$12,395,379

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $467,722, representing 3.77% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $479,252, representing 3.87% of net assets.

Sector Composition (January 31, 2024)
Technology	30.6%
Industrials	16.3%
Financials	16.3%
Consumer Discretionary	12.0%
Health Care	11.0%
Consumer Staples	5.3%
Communications	2.7%
Real Estate	2.3%
Materials	1.6%
Energy	1.6%
Other Assets in Excess of Liabilities	0.3%
Total	100%

Grandeur Peak Global Explorer Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

Industry Composition (January 31, 2024)
Application Software	9.1%
It Services	8.8%
Investment Management	5.1%
Professional Services	3.9%
Infrastructure Software	3.6%
Institutional Brokerage	3.1%
Private Equity	3.0%
Specialty & Generic Pharma	2.9%
Semiconductor Devices	2.7%
Health Care Services	2.7%
Mass Merchants	2.5%
Online Marketplace	2.3%
Banks	2.1%
Other Commercial Support Services	2.1%
Industrial Wholesale & Rental	2.0%
Food & Drug Stores	2.0%
Internet Media & Services	1.8%
Medical Equipment	1.8%
Auto Parts	1.7%
Engineering Services	1.6%
Specialty Chemicals	1.3%
Wealth Management	1.3%
Other Spec Retail - Discr	1.2%
Specialty Apparel Stores	1.2%
Electrical Components	1.1%
Home Products Stores	1.1%
Technology Distributors	1.0%
Electronics Components	1.0%
Industrial Reit	1.0%
Information Services	1.0%
Other Industries (each less than 1%)	23.7%
Other Assets in Excess of Liabilities	0.3%
Total	100%